Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Composition of the weighted average shares used in the basic and dilutive earnings per share computations
The following table sets forth the composition of the weighted average shares (denominator) used in the basic and dilutive earnings per share computations.

	For the Year Ended December 31,
	2013	2012

Net Income	$702,000	$981,000

Weighted average shares outstanding – basic	889,190	888,008
Effect of dilutive common stock equivalents	38,080	4,826
Adjusted weighted average shares outstanding – diluted	927,270	892,834

Basic earnings per share	$0.79	$1.10
Diluted earnings per share	$0.76	$1.10